Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt
Schedule outstanding principal balances on each loan facility

	As at
In thousands of U.S. Dollars	June 30, 2022	December 31, 2021
Nordea/SEB Joint Bank Facility	52,374	56,599
Nordea/SEB Revolving Facility	15,000	28,954
ABN/CACIB Joint Bank Facility	48,447	51,340
ABN AMRO Revolving Facility	11,491	1,680
IYO Bank Facility	7,600	8,400
Total debt	134,912	146,972
Deferred finance fees	(1,492)	(1,871)
Net total debt	133,420	145,101
Current portion of long-term debt	15,834	15,834
Current portion of deferred finance fees	(696)	(731)
Total current portion of long-term debt	15,138	15,103
Non-current portion of long-term debt	118,282	129,998

Schedule of future minimum repayments under the loan facilities

As at
In thousands of U.S. Dollars	June 30, 2022
2022(1)	7,917
2023	27,326
2024	96,069
2025	3,600
134,912
(1) Six-month period ending December 31, 2022